SUBSIDIARY PUBLIC ISSUERS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of subsidiaries [line items]
Revenues	$ 787	$ 735	$ 1,612	$ 1,528
Net income (loss)	109	45	262	125
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	21	9	56	23
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	0	3	0	7
Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	0	0	2	0
Holding Entities
Disclosure of subsidiaries [line items]
Revenues	1	1	0	1
Net income (loss)	44	19	55	10
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	786	734	1,612	1,527
Net income (loss)	414	227	746	439
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	$ (370)	$ (213)	$ (597)	$ (354)